Stock Option Activity (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Shares
Beginning balance	1,165,350	1,064,150	776,500
Granted	80,000	149,200	374,150
Exercised	0	0	0
Cancelled/expired	(32,222)	(48,000)	(86,500)
Ending balance	1,213,128	1,165,350	1,064,150	776,500
Vested and exercisable	1,041,257	1,028,043
Weighted Average Per Share Exercise Price
Beginning balance	$ 4.24	$ 4.27	$ 4.69
Granted	9.71	4.78	5.97
Exercised	0	0	0
Cancelled/expired	9.71	6.75	2.63
Ending balance	4.42	4.24	$ 4.27	$ 4.69
Vested and exercisable	$ 4.04	$ 4.07
Weighted Average Remaining Life (Years)
Balance	6 years 7 months 10 days	6 years 7 months 20 days	7 years 11 months 8 days	7 years 4 months 24 days
Granted	0 years	0 years	0 years
Exercised	0 years	0 years	0 years
Cancelled/expired	0 years	0 years	0 years
Vested and exercisable	6 years 2 months 5 days	6 years 4 months 10 days
Weighted Average Per Share Intrinsic Value
Beginning Balance	$ 4.86	$ 2.27	$ 1.50
Granted	0	0	0
Exercised	0	0	0
Cancelled/expired	0	0	0
Ending balance	5.57	4.86	$ 2.27	$ 1.50
Vested and exercisable	$ 5.96	$ 5.25